Debt	12 Months Ended
Jan. 31, 2016
Debt Disclosure [Abstract]
Debt
Debt
Convertible Senior Notes

	Par Value Outstanding	Equity Component Recorded at Issuance		Liability Component of Par Value as of January 31,
(in thousands)				2016		2015
0.25% Convertible Senior Notes due April 1, 2018	$1,150,000	$122,421	(1)	$1,088,097	(2)	$1,060,454	(2)
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(1)This amount represents the equity component recorded at the initial issuance of the 0.25% convertible senior notes.
(2)In April 2015, the FASB issued ASU 2015-03 which simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding debt liability rather than an asset. The Company adopted this standard in fiscal 2017 and retrospectively applied the standard for all periods presented.

In March 2013, the Company issued at par value $1.15 billion of 0.25% convertible senior notes (the “0.25% Senior Notes”) due April 1, 2018, unless earlier purchased by the Company or converted. Interest is payable semi-annually, in arrears on April 1 and October 1 of each year.
The 0.25% Senior Notes are governed by an indenture between the Company, as issuer, and U.S. Bank National Association, as trustee. The 0.25% Senior Notes are unsecured and do not contain any financial covenants or any restrictions on the payment of dividends, the incurrence of senior debt or other indebtedness, or the issuance or repurchase of securities by the Company.
If converted, holders of the 0.25% Senior Notes will receive cash equal to the principal amount, and at the Company’s election, cash, shares of the Company’s common stock, or a combination of cash and shares, for any amounts in excess of the principal amounts.
Certain terms of the conversion features of the 0.25% Senior Notes are as follows:

	Conversion Rate per $1,000 Par Value	Initial Conversion Price per Share	Convertible Date
0.25% Senior Notes	15.0512	$66.44	January 1, 2018

Throughout the term of the 0.25% Senior Notes, the conversion rate may be adjusted upon the occurrence of certain events, including any cash dividends. Holders of the 0.25% Senior Notes will not receive any cash payment representing accrued and unpaid interest upon conversion of the 0.25% Senior Notes. Accrued but unpaid interest will be deemed to be paid in full upon conversion rather than canceled, extinguished or forfeited.
Holders may convert the 0.25% Senior Notes under the following circumstances:

•
during any fiscal quarter, if, for at least 20 trading days during the 30 consecutive trading day period ending on the last trading day of the immediately preceding fiscal quarter, the last reported sales price of the Company’s common stock for such trading day is greater than or equal to 130% of the applicable conversion price on such trading day share of common stock on such last trading day;

•	in certain situations, when the trading price of the 0.25% Senior Notes is less than 98% of the product of the sale price of the Company’s common stock and the conversion rate;

•	upon the occurrence of specified corporate transactions described under the 0.25% Senior Notes indenture, such as a consolidation, merger or binding share exchange; or

•	at any time on or after the convertible date noted above.
Holders of the 0.25% Senior Notes have the right to require the Company to purchase with cash all or a portion of the Notes upon the occurrence of a fundamental change, such as a change of control, at a purchase price equal to 100% of the principal amount of the 0.25% Senior Notes plus accrued and unpaid interest. Following certain corporate transactions that constitute a change of control, the Company will increase the conversion rate for a holder who elects to convert the 0.25% Senior Notes in connection with such change of control.
In accounting for the issuances of the 0.25% Senior Notes, the Company separated the 0.25% Senior Notes into liability and equity components. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated convertible feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the par value of the 0.25% Senior Notes as a whole. The excess of the principal amount of the liability component over its carrying amount (“debt discount”) is amortized to interest expense over the term of the 0.25% Senior Notes. The equity component is not remeasured as long as it continues to meet the conditions for equity classification.
In accounting for the transaction costs related to the 0.25% Senior Notes issuance, the Company allocated the total amount incurred to the liability and equity components based on its relative values. Transaction costs attributable to the liability component are being amortized to expense over the terms of the 0.25% Senior Notes, and transaction costs attributable to the equity component were netted with the equity component in temporary stockholders’ equity and stockholders’ equity.
The 0.25% Senior Notes consisted of the following (in thousands):

	As of
	January 31, 2016	January 31, 2015
Liability component :
Principal (1)	$1,150,000	$1,150,000
Less: debt discount, net (2)	(54,941)	(79,308)
Less: debt issuance cost (3)	(6,962)	(10,238)
Net carrying amount	$1,088,097	$1,060,454
(1)The effective interest rates of the 0.25% Senior Notes is 2.53%. These interest rates were based on the interest rates of a similar liability at the time of issuance that did not have an associated convertible feature.
(2)Included in the consolidated balance sheets within Convertible 0.25% Senior Notes (which is classified as a noncurrent liability) and is amortized over the life of the 0.25% Senior Notes using the effective interest rate method.
(3)In April 2015, the FASB issued ASU 2015-03 which simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding debt liability rather than an asset. The Company adopted this standard in fiscal 2017 and retrospectively applied the standard for all periods presented.
The total estimated fair values of the Company’s 0.25% Senior Notes at January 31, 2016 was $1.4 billion. The fair value was determined based on the closing trading price per $100 of the 0.25% Senior Notes as of the last day of trading for fiscal 2016.
Based on the closing price of the Company’s common stock of $68.06 on January 29, 2016, the if-converted value of the 0.25% Senior Notes exceeded their principal amount by approximately $28.0 million. Based on the terms of the 0.25% Senior Notes, the 0.25% Senior Notes were not convertible at any time during the fiscal year ended January 31, 2016.
Note Hedges
To minimize the impact of potential economic dilution upon conversion of the 0.25% Senior Notes, the Company entered into convertible note hedge transactions with respect to its common stock (the “Note Hedges”).

(in thousands, except for shares)	Date	Purchase	Shares
0.25% Note Hedges	March 2013	$153,800	17,308,880

The Note Hedges cover shares of the Company’s common stock at a strike price that corresponds to the initial conversion price of the respective 0.25% Senior Notes, also subject to adjustment, and are exercisable upon conversion of the 0.25% Senior Notes. The Note Hedges will expire upon the maturity of the 0.25% Senior Notes. The Note Hedges are intended to reduce the potential economic dilution upon conversion of the 0.25% Senior Notes in the event that the market value per share of the Company’s common stock, as measured under the 0.25% Senior Notes, at the time of exercise is greater than the conversion price of the 0.25% Senior Notes. The Note Hedges are separate transactions and are not part of the terms of the 0.25% Senior Notes. Holders of the 0.25% Senior Notes will not have any rights with respect to the Note Hedges. The Note Hedges do not impact earnings per share.
Warrants

	Date	Proceeds (in thousands)	Shares	Strike Price
0.25% Warrants	March 2013	$84,800	17,308,880	$90.40

In March 2013, the Company also entered into a warrants transaction (the “0.25% Warrants”), whereby the Company sold warrants to acquire, subject to anti-dilution adjustments, shares of the Company’s common stock. The 0.25% Warrants were anti-dilutive for the periods presented. The 0.25% Warrants are separate transactions entered into by the Company and are not part of the terms of the 0.25% Senior Notes or the 0.25% Note Hedges. Holders of the 0.25% Senior Notes and 0.25% Note Hedges will not have any rights with respect to the 0.25% Warrants.
Term Loan
On July 11, 2013, the Company entered into a credit agreement (the “Prior Credit Agreement”) with Bank of America, N.A. and certain other lenders. The Prior Credit Agreement provided for a $300.0 million term loan (the “Term Loan”) maturing on July 11, 2016 (the “Term Loan Maturity Date”), which was entered into in conjunction with and for purposes of funding the acquisition of ExactTarget in fiscal 2014. The Term Loan bore interest at the Company’s option at either a base rate plus a spread of 0.50% to 1.00% or an adjusted LIBOR rate as defined in the Prior Credit Agreement plus a spread of 1.50% to 2.00%.
In October 2014, the Company repaid the Term Loan in full and the Prior Credit Agreement was terminated.
Revolving Credit Facility
In October 2014, the Company entered into an agreement (the “Credit Agreement”) with Wells Fargo, N.A. and certain other institutional lenders that provides for a $650.0 million unsecured revolving credit facility that matures on October 6, 2019 (the “Credit Facility”). Immediately upon closing, the Company borrowed $300.0 million under the Credit Facility, approximately $262.5 million of which was used to repay in full the indebtedness under the Company's Term Loan, as described above. Borrowings under the Credit Facility bear interest, at the Company’s option at either a base rate, as defined in the Credit Agreement, plus a margin of 0.00% to 0.75% or LIBOR plus a margin of 1.00% to 1.75%. The Company is obligated to pay ongoing commitment fees at a rate between 0.125% and 0.25%. Such interest rate margins and commitment fees are based on the Company’s consolidated leverage ratio for the preceding four fiscal quarter periods. Interest and the commitment fees are payable in arrears quarterly. The Company may use amounts borrowed under the Credit Facility for working capital, capital expenditures and other general corporate purposes, including permitted acquisitions. Subject to certain conditions stated in the Credit Agreement, the Company may borrow amounts under the Credit Facility at any time during the term of the Credit Agreement. The Company may also prepay borrowings under the Credit Agreement, in whole or in part, at any time without premium or penalty, subject to certain conditions, and amounts repaid or prepaid may be reborrowed.
The Credit Agreement contains certain customary affirmative and negative covenants, including a consolidated leverage ratio covenant, a consolidated interest coverage ratio covenant, a limit on the Company’s ability to incur additional indebtedness, dispose of assets, make certain acquisition transactions, pay dividends or distributions, and certain other restrictions on the Company’s activities each defined specifically in the Credit Agreement. The Company was in compliance with the Credit Agreement’s covenants as of January 31, 2016.

In March 2015, the Company paid down $300.0 million of outstanding borrowings under the Credit Facility. There are currently no outstanding borrowings held under the Credit Facility as of January 31, 2016.
The weighted average interest rate on borrowings under the Credit Facility was 1.6% for the period beginning October 6, 2014 and ended March 2015. The Company continues to pay a fee on the undrawn amount of the Credit Facility.
Loan Assumed on 50 Fremont

The Company assumed a $200.0 million loan with the acquisition of 50 Fremont (the “Loan”). The Loan bears an interest rate of 3.75% per annum and is due in June 2023. The Loan initially requires interest only payments. Beginning in fiscal year 2019, principal and interest payments are required, with the remaining principal due at maturity. For the fiscal year 2016, total interest expense recognized was $7.3 million. The Loan can be prepaid at any time subject to a yield maintenance fee. The agreement governing the Loan contains certain customary affirmative and negative covenants that the Company was in compliance with as of January 31, 2016.
Interest Expense on Convertible Senior Notes, Revolving Credit Facility and Loan Secured by 50 Fremont
The following table sets forth total interest expense recognized related to the Notes, the Term Loan and the Credit Facility prior to capitalization of interest (in thousands):

	Fiscal Year Ended January 31,
	2016	2015	2014
Contractual interest expense	$11,879	$10,224	$10,195
Amortization of debt issuance costs	4,105	4,622	4,470
Amortization of debt discount	24,504	36,575	46,942
	$40,488	$51,421	$61,607